Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands									6 Months Ended
	Apr. 27, 2023	Apr. 20, 2023	Jan. 31, 2023	Jan. 20, 2023	Aug. 19, 2020	Jul. 02, 2020	Oct. 23, 2018	Jul. 20, 2015	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Partners' Equity:
Common unitholders - units outstanding									36,802,247		36,802,247
General partner outstanding									35,526		35,526
A&R Sales Agreement
Partners' Equity:
Issuance of units in public offering									0	0
Aggregate offering price					$ 30,000	$ 30,000
General Partner [Member]
Partners' Equity:
Payments to general partner									$ 0	$ 0
Sponsor [Member]
Partners' Equity:
Common unitholders - units issued									15,595,000
Series A Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering								3,000,000
Liquidation preference								$ 25.00
Proceeds from the offering								$ 72,300
Underwriting discount								2,400
Offering expenses								$ 300
Preferred units, issued									3,000,000		3,000,000
Fixed payment rate per annum								9.00%	9.00%
Redemption price									$ 25.00
Series A Preferred Stock [Member] | Distribution From November 12, 2021 to February 11, 2022
Partners' Equity:
Distribution made to limited partner, distributions paid per unit				$ 0.5625
Series A Preferred Stock [Member] | Distribution From February 12, 2022 to May 11, 2022
Partners' Equity:
Distribution made to limited partner, distributions paid per unit		$ 0.5625
Series B Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering							2,200,000
Liquidation preference							$ 25.00
Proceeds from the offering							$ 53,000
Offering expenses							$ 2,000
Preferred units, issued									2,200,000		2,200,000
Preferred units, outstanding									2,200,000
Series B Preferred Stock [Member] | From November 2023
Partners' Equity:
Preferred Stock Dividend Basis Spread On Variable Rate									5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Partners' Equity:
Redemption price									$ 25.00
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023
Partners' Equity:
Fixed payment rate per annum									8.75%
Series B Preferred Stock [Member] | Distribution From November 22, 2021 to February 21, 2022
Partners' Equity:
Distribution made to limited partner, distributions paid per unit			$ 0.546875
Series B Preferred Stock [Member] | Distribution From February 22, 2022 to May 21, 2022
Partners' Equity:
Distribution made to limited partner, distributions paid per unit	$ 0.546875